Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 38,673	$ 26,462
Less: provision for bad debts	(2,677)	(3,098)
Net Book Value	$ 35,996	$ 23,364